INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Summary of dispositions (Details)	12 Months Ended
	Mar. 31, 2021 USD ($) Partnership	Mar. 31, 2020 USD ($) Partnership
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	10	8
Sale of Underlying Operating Partnership | Partnership	0	4
Partnership Proceeds from Disposition | $	$ 1,497,946	$ 650,339
Gain on Disposition | $	$ 1,497,946	$ 650,339
Series 47 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	3	3
Sale of Underlying Operating Partnership | Partnership	0	2
Partnership Proceeds from Disposition | $	$ 1,098,271	$ 296,116
Gain on Disposition | $	$ 1,098,271	$ 296,116
Series 48 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	2	4
Sale of Underlying Operating Partnership | Partnership	0	1
Partnership Proceeds from Disposition | $	$ 61,500	$ 327,454
Gain on Disposition | $	$ 61,500	$ 327,454
Series 49 [Member]
Number Of Operating Partnerships Disposed [Line Items]
Operating Partnership Interest Transferred | Partnership	5	1
Sale of Underlying Operating Partnership | Partnership	0	1
Partnership Proceeds from Disposition | $	$ 338,175	$ 26,769
Gain on Disposition | $	$ 338,175	$ 26,769